Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2018
Intangible assets - Goodwill
Intangible assets - Goodwill

15.  Intangible assets – Goodwill

a)   Breakdown

The breakdown of Goodwill based on the CGUs to which Goodwill has been allocated is as follows:

	12/31/2017	12/31/2018

Santander Vivienda	1,734	1,734
	1,734	1,734

b)   Changes

There were no changes in Goodwill during 2017 and 2018.

c)   Impairment test

Management performed impairment test on a single CGU basis due to the merger of Santander Vivienda, Santander Hipotecario and Santander Holding Vivienda as described in Note 3.8.

The main assumptions used in the calculation of the impairment of Goodwill are as follows:

Hypotheses

Basis of valuation	Value in use: discounted cash flows
Period of projection of cash flows(1)	5 years
Perpetual cash flow	(2)
Discount rate(6)	9.47%
Of which:
Cost of Equity(3)	17.2%
Cost of Debt(4)	8.0%
Equity Structure(5)	16% Equity / 84% Debt

(1)

The period of projections of cash flow are prepared using internal budgets and growth plans of Management, based on historical data, market expectations and conditions such as industry growth and inflation.

(2)	The perpetual cash flow has been calculated based on the following formula over the last cash flow estimated [D*(1+g)//i-g)]*(1+i)^-n, where:
▪	D = Last estimated cash flow,
▪	g = Perpetual growth (0%),
▪	i = Discount rate, and
▪	n= Number of year of last estimated cash flow.
(3)	The Cost of Equity has been calculated based on the following formula Rf+(ß*Pr), where:
▪	Rf = Risk free rate (8.60%),
▪	β = Beta (1.13), and
▪	Pr = Equity Risk Premium (7.63%).
(4)	The Cost of Debt has been calculated based on the actual pretax financing cost of the Bank.
(5)

The Equity Structure has been calculated based on the following formula: Equity/(Total Liability+Equity). The Debt Structure has been calculated based on the following formula: Debt/(Total Liability+Equity).

(6)	The Discount rate has been calculated based on the following formula: (Cost of Equity*Equity Structure) + (Cost of Debt*Debt Structure).

Based on the foregoing, and in accordance with the estimates, projections and measurements available to the Bank’s Management in 2016, 2017 and 2018, the Bank has not recognized any impairment losses on Goodwill.